Equity (Details) - Schedule of stock options - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock options [Abstract]
Number of Share Options, Outstanding opening	1,350,500	1,350,500
Weighted Average Exercise Price, Outstanding opening (in Dollars per share)	$ 4.72	$ 4.72
Weighted Average Remaining Contractual Term, Outstanding opening
Aggregate Intrinsic Value, Outstanding opening (in Dollars)
Number of Share Options, Granted	7,604,964		1,350,500
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 1.22		$ 4.72
Weighted Average Remaining Contractual Term, Granted	4 years 4 months 24 days
Aggregate Intrinsic Value, Granted (in Dollars)
Number of Share Options, Exercised	(58,110)
Number of Share Options, Expired, forfeited or cancelled
Weighted Average Exercise Price, Expired, forfeited or cancelled (in Dollars per share)
Weighted Average Remaining Contractual Term, Expired, forfeited or cancelled
Aggregate Intrinsic Value, Expired, forfeited or cancelled (in Dollars)
Number of Share Options, Outstanding ending	8,897,354	1,350,500	1,350,500
Weighted Average Exercise Price, Outstanding ending (in Dollars per share)	$ 1.74	$ 4.72	$ 4.72
Weighted Average Remaining Contractual Term, Outstanding ending	4 years 2 months 23 days	4 years 4 months 13 days	5 years 4 months 13 days
Aggregate Intrinsic Value, Outstanding ending (in Dollars)
Number of Share Options, Exercisable	5,034,334
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 1.93
Weighted Average Remaining Contractual Term, Exercisable	4 years 2 months 15 days
Aggregate Intrinsic Value, Exercisable (in Dollars)